SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

(a)	On January 4, 2021, a total of 500,000 share purchase warrants exercisable at $0.135 per share expired unexercised (Note 11).

(b)	On January 15, 2021, Company issued 400,000 flow-through units for proceed of $200,000. Each flow-through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.10 for a period of two years.

(c)	On January 25, 2021, the Company issued 14,787,030 common shares of the Company at a deemed price of $0.05 per common share in settlement of debts totaling the amount of $739,351.50 to certain creditors, including to a related party and a director and officer of the Company.